SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplementary Insurance Information
Deferred policy acquisition costs	$ 3,871	$ 4,180	$ 4,753
Reserves for claims and claims expense, contract benefits and contractholder funds	77,113	81,113	84,659
Unearned premiums	10,057	9,800	9,822
Premium revenue and contract charges	28,180	28,125	28,152
Net investment income	3,971	4,102	4,444
Claims and claims expense, contract benefits and interest credited to contractholders	23,567	22,573	22,489
Amortization of deferred policy acquisition costs	3,971	3,807	4,436
Other operating costs and expenses	4,150	3,939	3,803
Premiums written (excluding life)	26,627	26,531	26,436
Allstate Protection
Supplementary Insurance Information
Deferred policy acquisition costs	1,348	1,321	1,355
Reserves for claims and claims expense, contract benefits and contractholder funds	18,042	17,046	16,574
Unearned premiums	10,023	9,761	9,780
Premium revenue and contract charges	25,942	25,955	26,195
Claims and claims expense, contract benefits and interest credited to contractholders	20,140	18,923	18,722
Amortization of deferred policy acquisition costs	3,477	3,517	3,615
Other operating costs and expenses	3,182	2,990	2,826
Premiums written (excluding life)	25,981	25,906	25,972
Discontinued Lines and Coverages
Supplementary Insurance Information
Reserves for claims and claims expense, contract benefits and contractholder funds	2,333	2,422	2,593
Premium revenue and contract charges		2	(1)
Claims and claims expense, contract benefits and interest credited to contractholders	21	28	24
Other operating costs and expenses	4	5	7
Premiums written (excluding life)	(1)	1	(1)
Property-Liability
Supplementary Insurance Information
Deferred policy acquisition costs	1,348	1,321	1,355
Reserves for claims and claims expense, contract benefits and contractholder funds	20,375	19,468	19,167
Unearned premiums	10,023	9,761	9,780
Premium revenue and contract charges	25,942	25,957	26,194
Net investment income	1,201	1,189	1,328
Claims and claims expense, contract benefits and interest credited to contractholders	20,161	18,951	18,746
Amortization of deferred policy acquisition costs	3,477	3,517	3,615
Other operating costs and expenses	3,186	2,995	2,833
Premiums written (excluding life)	25,980	25,907	25,971
Allstate Financial operations
Supplementary Insurance Information
Deferred policy acquisition costs	2,523	2,859	3,398
Reserves for claims and claims expense, contract benefits and contractholder funds	56,738	61,645	65,492
Unearned premiums	34	39	42
Premium revenue and contract charges	2,238	2,168	1,958
Net investment income	2,716	2,853	3,064
Claims and claims expense, contract benefits and interest credited to contractholders	3,406	3,622	3,743
Amortization of deferred policy acquisition costs	494	290	821
Other operating costs and expenses	556	565	560
Premiums written (excluding life)	647	624	465
Corporate and Other
Supplementary Insurance Information
Net investment income	54	60	52
Other operating costs and expenses	$ 408	$ 379	$ 410